Assets Pledged and Received as Collateral - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Loaned securities for which the borrowers have the right to sell or repledge	¥ 9,837,768	¥ 8,072,646
Fair value of securities and bills accepted as collateral	15,701,634	16,962,246
Fair value of securities sold or repledged to others	¥ 10,446,835	¥ 12,935,265